Consolidated Statements of Comprehensive Income (loss) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor
Net sales	$ 78,842	$ 944,983		$ 984,497	$ 910,179
Cost of sales	60,296	708,581		745,995	710,360
Gross profit	18,546	236,402		238,502	199,819
Operating expenses
Selling and warehousing	(5,167)	(60,550)		(67,413)	(66,212)
General and administrative	(3,577)	(43,005)		(58,662)	(41,612)
Amortization of acquired intangible assets	(405)	(5,219)		(22,165)	(20,378)
Merger and acquisition costs (Note 2)	(5,170)		(1,259)		(11,331)
Restructuring costs, net (Note 3)		(1,655)		(5,877)	(1,275)
Stock-based compensation expense (Note 17)	(15,082)	(443)
Trademark impairment loss (Note 8)					(3,800)
Patent litigation costs (Note 14)	(500)	(5,869)			(387)
Antitrust litigation costs (Note 14)	(813)	(7,195)		(1,228)	(11,731)
Operating income (loss)	(12,168)	112,466	(1,259)	83,157	43,093
Other expense
Interest expense, net (Note 11)	(4,663)	(60,829)		(54,765)	(51,691)
Management fee expense	(139)	(2,000)
Loss on early extinguishment of debt (Note 11)	(24,153)	(8,687)
Debt commitment fees					(5,945)
Miscellaneous, net	(727)	(3,433)		(6,188)	(4,974)
Income (loss) before income taxes	(41,850)	37,517	(1,259)	22,204	(19,517)
Income tax (expense) benefit (Note 12)	13,952	(14,552)		(7,577)	906
Net income (loss)	(27,898)	22,965	(1,259)	14,627	(18,611)
Less: loss attributable to noncontrolling interest		(37)
Net income (loss) attributable to equity holder	(27,898)	23,002	(1,259)	14,627	(18,611)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	627	(139)		1,930	(4,709)
Pension and OPEB liability, net of tax of $6,041, $19,167, ($0), ($71) and $5,464	116	(8,834)		(11,085)	(29,770)
Total other comprehensive income (loss)	743	(8,973)		(9,155)	(34,479)
Comprehensive income (loss)	$ (27,155)	$ 14,029	$ (1,259)	$ 5,472	$ (53,090)